Segment disclosures - Summary of Sales and Non-current Assets, Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Total revenues	$ 247,284	$ 252,530
Total non-current assets	343,536	381,123
USA
Disclosure of geographical areas [line items]
Total revenues	231,540	234,858
Total non-current assets	338,079	374,814
Others
Disclosure of geographical areas [line items]
Total revenues	15,744	17,672
Total non-current assets	$ 5,457	$ 6,309